UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.2%
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.83%, 3/9/06 1                                     $    306,085,000   $    303,938,426
------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.75%, 3/31/07 2                                           10,000,000          9,917,970
                                                                                            ----------------
Total U.S. Government Obligations (Cost $313,900,808)                                            313,856,396
------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--47.4%
------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 3 [EUR]                                                         3,500,000          1,353,931
1.33%, 12/31/38 1,3                                                             2,740,000            911,050
2%, 9/30/14(4) [ARP]                                                           21,270,000          6,998,788
4.005%, 8/3/12 3                                                               26,446,875         23,141,796
5.83%, 12/31/33 4 [ARP]                                                        33,513,245          9,757,158
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 12/15/35
(linked to Argentina Gross Domestic Product) 4 [ARP]                           96,429,878          1,574,560
------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 4,5 [ARP]                                             800,886            340,685
------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                            24,460,798         11,861,248
                                                                                            ----------------
                                                                                                  55,939,216
------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.1%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                                 109,915,000         82,241,693
------------------------------------------------------------------------------------------------------------
AUSTRIA--1.5%
Austria (Republic of) Nts.:
3.80%, 10/20/13 6 [EUR]                                                        38,415,000         47,290,422
Series 98-1, 5%, 1/15/08 [EUR]                                                  9,795,000         12,081,003
                                                                                            ----------------
                                                                                                  59,371,425
------------------------------------------------------------------------------------------------------------
BRAZIL--1.5%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                     1,471,000          1,590,887
8.25%, 1/20/34                                                                  4,280,000          4,553,920
8.75%, 2/4/25 1                                                                12,490,000         13,832,675
8.875%, 10/14/19                                                                3,830,000          4,301,090
12.50%, 1/5/16 [BRR]                                                           65,816,000         28,217,312
Series 15 yr., 5.25%, 4/15/09 3                                                    12,354             12,339
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15 1                             2,160,000          2,305,800
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%,
4/10/07 4 [JPY]                                                               500,000,000          4,388,010
                                                                                            ----------------
                                                                                                  59,202,033
------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                  1,500,000          1,815,000
8.25%, 1/15/15 6                                                                1,440,000          1,742,400
                                                                                            ----------------
                                                                                                   3,557,400
------------------------------------------------------------------------------------------------------------
COLOMBIA--1.5%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                          51,252,000,000         26,538,337
------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                 6,655,000          7,420,325


1           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
11.75%, 3/1/10 [COP]                                                       35,992,780,000   $     17,694,312
------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                            7,025,000          7,622,125
                                                                                            ----------------
                                                                                                  59,275,099
------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REG S, 9.04%, 1/23/18                                                    1,588,704          1,678,069
Series REG S, 9.50%, 9/27/11                                                    1,571,250          1,665,525
                                                                                            ----------------
                                                                                                   3,343,594
------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                              1,185,000          1,288,688
------------------------------------------------------------------------------------------------------------
FRANCE--2.7%
France (Government of) Obligations Assimilables du Tresor
Bonds, 5.50%, 10/25/10 7 [EUR]                                                 80,255,000        105,291,801
------------------------------------------------------------------------------------------------------------
GERMANY--3.4%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                            23,640,000         30,759,959
5.375%, 1/4/10 [EUR]                                                           38,715,000         49,844,984
Series 99, 4%, 7/4/09 [EUR]                                                    41,770,000         51,107,882
                                                                                            ----------------
                                                                                                 131,712,825
------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                                 160,000            191,200
10.25%, 11/8/11                                                                   525,000            627,375
                                                                                            ----------------
                                                                                                     818,575
------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                                  120,000            120,000
7.25%, 4/20/15 6                                                                  200,000            206,250
------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 4                          8,620,000          9,381,146
                                                                                            ----------------
                                                                                                   9,707,396
------------------------------------------------------------------------------------------------------------
ISRAEL--1.0%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                    167,800,000         39,501,818
------------------------------------------------------------------------------------------------------------
JAPAN--10.3%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                                   29,367,000,000        248,878,073
10 yr., Series 239, 1.40%, 6/20/12 [JPY]                                    8,375,000,000         72,382,128
20 yr., Series 81, 2%, 9/20/25 [JPY]                                        8,653,000,000         73,682,751
                                                                                            ----------------
                                                                                                 394,942,952
------------------------------------------------------------------------------------------------------------
MALAYSIA--1.1%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 4 [MYR]                                                               107,980,000         30,998,360
------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%,
9/30/15 [MYR]                                                                  41,730,000         11,488,309
                                                                                            ----------------
                                                                                                  42,486,669
------------------------------------------------------------------------------------------------------------
MEXICO--3.3%
Mexican Williams Sr. Nts., 5.30%, 11/15/08 3,4                                    500,000            513,281


2           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series B1, 9%, 4/12/06 8 [MXN]                                                124,640,000   $     11,429,485
Series MI10, 8%, 12/19/13 [MXN]                                               230,788,000         21,418,299
Series M20, 8%, 12/7/23 3 [MXN]                                                43,415,000          3,858,127
Series MI10, 9.50%, 12/18/14 3 [MXN]                                          357,164,400         36,221,895
Series M20, 10%, 12/5/24 3 [MXN]                                              169,430,000         18,050,187
Series M10, 10.50%, 7/14/11 3 [MXN]                                           324,060,000         34,957,304
------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR,
6.75%, 6/6/06 [JPY]                                                           205,000,000          1,784,309
                                                                                            ----------------
                                                                                                 128,232,887
------------------------------------------------------------------------------------------------------------
NEW ZEALAND--2.0%
New Zealand (Government of) Bonds, Series 70B, 6%,
7/15/08 [NZD]                                                                 109,845,000         75,092,816
------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%,
11/15/20                                                                        1,375,000          1,381,875
------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                                    521,367            482,524
                                                                                            ----------------
                                                                                                   1,864,399
------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
8.125%, 4/28/34 1                                                              15,845,000         17,746,400
9.375%, 4/1/29                                                                  1,650,000          2,083,125
                                                                                            ----------------
                                                                                                  19,829,525
------------------------------------------------------------------------------------------------------------
PERU--3.5%
Peru (Republic of) Bonds:
7.34%, 8/12/16 [PEN]                                                           17,650,000          4,867,755
7.84%, 8/12/20 [PEN]                                                          187,560,000         52,671,523
8.375%, 5/3/16 1                                                                1,380,000          1,521,450
9.91%, 5/5/15 [PEN]                                                           116,525,000         38,281,454
Series 2, 9%, 1/31/12 [PEN]                                                    18,850,000          5,987,225
Series 7, 8.60%, 8/12/17 [PEN]                                                 40,680,000         12,202,215
Series 8-1, 12.25%, 8/10/11 [PEN]                                              18,633,000          6,721,180
------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                   5,086,479          3,033,322
------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                         6,640,000          7,503,200
                                                                                            ----------------
                                                                                                 132,789,324
------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds:
8%, 1/15/16 1                                                                     550,000            577,500
9.50%, 2/2/30                                                                   4,026,000          4,740,615
------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                                    363,000            387,956
                                                                                            ----------------
                                                                                                   5,706,071
------------------------------------------------------------------------------------------------------------
POLAND--0.9%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                              55,940,000         17,132,793
Series WS0922, 5.75%, 9/23/22 [PLZ]                                            10,000,000          3,248,388
------------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%,
8/12/07 8  [PLZ]                                                               43,990,000         12,613,261
                                                                                            ----------------
                                                                                                  32,994,442


3           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
PORTUGAL--1.0%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
Unsub. Nts., 5.85%, 5/20/10 [EUR]                                              28,945,000   $     38,074,050
------------------------------------------------------------------------------------------------------------
RUSSIA--0.8%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 6 [EUR]                                               2,500,000          3,391,635
Series C, 9.60%, 10/25/14                                                      13,190,000         17,047,257
------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                       3,970,000          3,540,883
------------------------------------------------------------------------------------------------------------
Russian Federation Ministry of Finance Unsec. Debs., Series
V, 3%, 5/14/08                                                                  8,890,000          8,430,209
                                                                                            ----------------
                                                                                                  32,409,984
------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--1.5%
South Africa (Republic of) Bonds:
Series R204, 8%, 12/21/18 [ZAR]                                                34,150,000          5,659,177
Series R203, 8.25%, 9/15/17 [ZAR]                                              30,810,000          5,175,775
Series R186, 10.50%, 12/21/26 [ZAR]                                           136,575,000         29,539,153
Series R157, 13.50%, 9/15/15 [ZAR]                                             76,130,000         16,983,192
                                                                                            ----------------
                                                                                                  57,357,297
------------------------------------------------------------------------------------------------------------
SPAIN--0.3%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
5.35%, 10/31/11 [EUR]                                                           8,060,000         10,655,332
------------------------------------------------------------------------------------------------------------
TURKEY--0.5%
Turkey (Republic of) Bonds, 8%, 2/14/34                                         6,820,000          7,544,625
------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15 1                                     9,540,000         10,088,550
                                                                                            ----------------
                                                                                                  17,633,175
------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--5.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                116,750,000        199,762,357
------------------------------------------------------------------------------------------------------------
URUGUAY--0.1%
Uruguay (Republic of) Unsec. Bonds, 8%, 11/18/22                                4,685,000          4,813,838
------------------------------------------------------------------------------------------------------------
VENEZUELA--0.5%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27 1                                10,895,000         12,937,813
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                 5,070,000          6,347,479
                                                                                            ----------------
                                                                                                  19,285,292
                                                                                            ----------------
Total Foreign Government Obligations (Cost $1,814,560,146)                                     1,825,181,973
------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.878%, 3/4/10 3,4 [JPY]                                                      159,446,686          1,345,228
4.809%, 9/4/06 3,4                                                                328,572            327,751
4.809%, 3/4/10 3,4                                                                609,750            606,701
------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank
of Ukraine Loan Participation Nts., 6.80%, 10/4/12                              1,500,000          1,478,603
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan
Participation Nts., 3.938%, 1/25/06 3                                           3,155,000          3,131,338
                                                                                            ----------------
Total Loan Participations (Cost $6,808,906)                                                        6,889,621
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--5.2%
------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15 1,4                                                                   15,890,000         15,929,725
------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                           2,400,000          2,756,640


4           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
8.875% Nts., 11/17/14 6                                                  $      4,675,000   $      5,369,705
------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 4                    1,445,000          1,459,450
------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 1,4                                           7,515,000          7,409,790
------------------------------------------------------------------------------------------------------------
Cloverie plc, 8.741% Sec. Nts., Series 2005-93, 12/20/10 3,4                    3,600,000          3,600,000
------------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                            2,580,000          2,679,975
------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]                    13,295,000          6,055,329
------------------------------------------------------------------------------------------------------------
HSBC Bank plc:                                                                 30,220,000         22,726,649
9.75% Sr. Unsec. Nts., 7/8/09 8
11.60% Sr. Unsec. Nts., 1/12/10 8                                              42,800,000         28,199,636
12.28% Sr. Unsec. Nts., 3/9/09 8                                               30,220,000         21,059,109
------------------------------------------------------------------------------------------------------------
Iansa Overseas, 7.25% Sr. Unsec. Nts., 7/28/12 4                                4,000,000          3,890,000
------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 3 [BRR]                                                    11,200,000          4,472,384
8.81% Nts., 1/25/12 3 [COP]                                                15,694,714,310          7,303,489
------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 4 [TRY]                                                        3,000,000          2,465,753
------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts.,
11/26/10 4                                                                      5,560,000          5,740,700
------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                     3,900,000          4,048,005
------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts.,
2/15/09 4 [TRY]                                                                 5,000,000          3,776,379
------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 4,5                                                                       550,000                 --
------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub.
Nts., 10/13/10 1                                                                4,570,000          5,271,495
------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 6                                                                      13,380,000         13,268,357
------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]                   26,033,700          7,494,751
------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 1,6                                   5,840,000          5,968,480
------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts.,
3/18/12 6                                                                       2,381,000          2,297,665
------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 3                                   8,020,000          8,104,691
------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 1,6                                         9,490,000          9,679,800
                                                                                            ----------------
Total Corporate Bonds and Notes (Cost $197,539,828)                                              201,027,957

                                                                                   SHARES
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.0%
------------------------------------------------------------------------------------------------------------
Aggreko plc                                                                       333,140          1,554,707
------------------------------------------------------------------------------------------------------------
Amada Co. Ltd.                                                                    178,000          1,577,340
------------------------------------------------------------------------------------------------------------
Arcelor                                                                            61,640          1,528,831
------------------------------------------------------------------------------------------------------------
Aviva plc                                                                         124,600          1,511,329
------------------------------------------------------------------------------------------------------------
Axa SA                                                                             49,080          1,583,957
------------------------------------------------------------------------------------------------------------
Barratt Developments plc                                                           94,520          1,603,440
------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                     18,700          1,513,189
------------------------------------------------------------------------------------------------------------
BPB plc                                                                           110,470          1,468,232
------------------------------------------------------------------------------------------------------------
British American Tobacco plc 9                                                     67,550          1,510,848
------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                              203,728          1,921,529
------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                 14,908          1,525,269
------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                88,485          1,472,882
------------------------------------------------------------------------------------------------------------
E.ON AG                                                                            15,444          1,599,124
------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                   SHARES              VALUE
------------------------------------------------------------------------------------------------------------
Friends Provident plc                                                             448,230   $      1,461,376
------------------------------------------------------------------------------------------------------------
Gecina SA                                                                          13,130          1,507,820
------------------------------------------------------------------------------------------------------------
Hanson plc                                                                        143,590          1,578,618
------------------------------------------------------------------------------------------------------------
Hochtief AG                                                                        36,284          1,626,760
------------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                                                  76,083          1,602,421
------------------------------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                                  220,860          1,516,908
------------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                      189,000          1,598,344
------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                              180,911          1,520,483
------------------------------------------------------------------------------------------------------------
MAN AG                                                                             29,616          1,580,605
------------------------------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                                        149,060          2,061,595
------------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                        98,000          1,540,236
------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                      224,160          1,603,749
------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                434,612          1,532,116
------------------------------------------------------------------------------------------------------------
OKI Electric Industry Co.                                                         443,000          1,636,550
------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                              60,430          1,573,225
------------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                        193,140          1,548,496
------------------------------------------------------------------------------------------------------------
Persimmon plc                                                                      77,460          1,676,525
------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                    573,110          1,469,184
------------------------------------------------------------------------------------------------------------
Resolution plc                                                                    133,260          1,485,685
------------------------------------------------------------------------------------------------------------
Rolls-Royce Group plc, B Shares                                                   706,911              1,247
------------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                       24,271          1,561,996
------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                               120,000          1,690,084
------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                            12,415          1,527,127
------------------------------------------------------------------------------------------------------------
Sodexho Alliance SA                                                                37,010          1,524,794
------------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                      66,588          1,560,896
------------------------------------------------------------------------------------------------------------
Suez SA                                                                            51,694          1,609,566
------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                         426,450          1,624,857
------------------------------------------------------------------------------------------------------------
Taylor Woodrow plc                                                                251,540          1,646,697
------------------------------------------------------------------------------------------------------------
Technip SA                                                                         26,040          1,579,562
------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                    73,098          1,526,571
------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                24,268          1,516,534
------------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                                113,449          1,637,337
------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                          138,000          1,483,733
------------------------------------------------------------------------------------------------------------
Tosoh Corp.                                                                       332,000          1,466,731
------------------------------------------------------------------------------------------------------------
TUI AG                                                                             76,269          1,556,676
------------------------------------------------------------------------------------------------------------
Unibail                                                                            11,840          1,575,545
------------------------------------------------------------------------------------------------------------
United Utilities plc                                                              132,230          1,526,527
                                                                                            ----------------
Total Common Stocks (Cost $68,042,774)                                                            77,107,853


                                                                                    UNITS
------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 4,10                              50                 --
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 4,10                                                                     500             14,500
                                                                                            ----------------
Total Rights, Warrants and Certificates (Cost $481)                                                   14,500


6           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--27.8%
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Unsec. Credit Linked Nts., 4%,
4/16/10 11 [ARP]                                                               16,540,000   $     11,133,060
Brazil (Federal Republic of) Credit Linked Nts., 16.69%,
7/3/07 8 [BRR]                                                                 55,270,000         18,899,064
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                                   38,356,000         14,670,354
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                                   59,878,000         22,902,061
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                                  100,000,000         38,247,872
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.43%, 1/2/09 8 [BRR]                                                         28,074,132          7,748,691
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.73%, 1/3/08 8 [BRR]                                                         24,719,335          7,870,692
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.81%, 1/5/10 8 [BRR]                                                         32,035,902          7,691,603
Colombia (Republic of) Credit Linked Bonds, 11%,
7/24/20 [COP]                                                              12,570,000,000          6,330,354
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                               6,942,469,928          4,273,027
Colombia (Republic of) Credit Linked Nts., Series V, 13.50%,
9/15/14 [COP]                                                              28,015,000,000         16,257,889
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                              31,110,000,000         19,147,923
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                              12,430,000,000          7,650,552
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                              11,705,100,000          7,204,383
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                     256,400,000          7,690,503
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                          52,160,000          1,331,778
Dominican Republic Credit Linked Nts., 22.41%, 3/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                         319,516,460          9,077,159
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                         249,890,000          7,026,031
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                         305,780,000          8,496,666
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                         274,400,000          7,399,506
Dominican Republic Unsec. Credit Linked Nts., 23.07%, 3/3/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                         493,299,200         14,059,819
Dominican Republic Unsec. Credit Linked Nts., 16.18%,
4/24/06 (linked to Dominican Republic Treasury
BILLS) 8  [DOP]                                                               102,260,000          2,849,904
Dominican Republic Unsec. Credit Linked Nts., 14.67%,
5/15/06 (linked to Dominican Republic Treasury
BILLS) 8  [DOP]                                                               165,940,000          4,583,675
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
8.76%, 1/12/06 (linked to Egyptian Treasury Bills) 8 [EGP]                     57,210,000          9,942,652
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
9.21%, 2/2/06 (linked to Egyptian Treasury Bills) 8 [EGP]                      42,750,000          7,392,295
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
8.36%, 2/9/06 (linked to Egyptian Treasury Bills) 8 [EGP]                      75,466,000         13,027,690
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
8.21%, 9/19/06 (linked to Egyptian Treasury Bills) 8 [EGP]                     41,300,000          6,760,714
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%,
1/4/10 [UAH]                                                                   13,799,000          3,204,615
------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic
of) Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                       37,857,000         32,208,584
------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%,
11/17/09 [RUR]                                                                321,528,000         11,332,359
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                                277,800,000         11,501,945
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                                 280,840,000         11,294,514
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                          289,282,000         10,574,987
South African Rand Interest Bearing Linked Nts., Series FBi
43, 4.59%, 5/23/22 3                                                            2,100,000          2,037,210


7           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                                                         30,400,000   $      7,002,508
------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
Turkey (Republic of) Credit Linked Nts., Series EMG 19,
16.90%, 7/5/06 8  [TRY]                                                        20,350,000         14,068,548
Turkey (Republic of) Credit Linked Nts., Series EMG 4,
17.20%, 7/6/06 8  [TRY]                                                        24,930,576         17,235,234
Turkey (Republic of) Credit Linked Nts., Series NAS 316,
22.66%, 2/23/06 8                                                               7,266,000          9,772,261
------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                          4,238,000          4,774,573
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%,
10/18/07                                                                       12,320,000         15,365,134
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                          9,163,000          2,110,657
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 [UAH]                                                         65,490,000         15,085,336
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%,
12/21/11 [ARP]                                                                 35,580,000         28,250,391
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8  [BRR]                        61,128,560         16,362,471
Campania Total Return Linked Nts., 2.862%, 7/30/10 3 [EUR]                     40,150,000         47,390,756
Campania Total Return Linked Nts., 2.869%, 7/30/10 3 [EUR]                     34,900,000         41,574,082
Egypt (The Arab Republic of) Total Return Linked Nts.,
8.52%, 1/17/06 (linked to Egyptian Treasury Bills) 8 [EGP]                     50,610,000          8,782,836
Egypt (The Arab Republic of) Total Return Linked Nts.,
8.33%, 12/12/06 (linked to Egyptian Treasury Bills) 8 [EGP]                    62,500,000         10,076,236
Egypt (The Arab Republic of) Total Return Linked Nts.,
9.63%, 3/9/06 (linked to Egyptian Treasury Bills) 8 [EGP]                      36,390,000          6,237,742
European Investment Bank, Russian Federation Credit Linked
Nts., 6.23%, 1/19/10                                                            8,475,000          6,805,425
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                     10,300,162          8,130,948
Indonesia (Republic of) Credit Linked Nts., Series III,
14.25%, 6/15/13                                                                12,412,800         12,976,341
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                       228,279,750          8,837,824
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                      1,435,000          1,534,804
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                      1,435,000          1,510,458
Romania (The State of) 3 yr. Linked Nts., 12.25%,
10/15/07 [RON]                                                                 22,740,000          7,921,224
Romania (The State of) 3 yr. Linked Nts., 12.89%,
9/24/07 [RON]                                                                   3,320,000          1,174,193
Romania (The State of) 3 yr. Linked Nts., 12.89%,
9/24/07 [RON]                                                                   5,640,000          1,994,714
Romania (The State of) 3 yr. Linked Nts., 12.89%,
9/24/07 [RON]                                                                  10,000,000          3,536,726
Romania (The State of) Credit Linked Nts., 11.49%,
12/7/06 [RON]                                                                   9,118,650          3,014,645
Russian Federation Credit Linked Nts., 12/2/09 8 [RUR]                        233,573,000          8,517,116
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%,
8/25/10 12                                                                      2,505,000          2,517,525
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%,
2/25/11 12                                                                      2,505,000          2,517,525
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%,
8/25/11 12                                                                      2,505,000          2,517,525
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%,
2/27/12 12                                                                      2,505,000          2,517,525
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%,
8/28/12 12                                                                      2,505,000          2,517,525
Ukraine (Republic of) Credit Linked Nts., 10.208%,
7/1/09 4  [UAH]                                                                37,017,600          8,168,747
Ukraine (Republic of) Credit Linked Nts., 11.70%,
5/31/06 [UAH]                                                                  20,689,000          4,202,508
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09 [UAH]                                                                  3,228,000            763,799
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09 [UAH]                                                                 11,438,000          2,706,423
Ukraine (Republic of) Credit Linked Nts., 5.592%,
5/16/07 [UAH]                                                                  27,990,000          5,531,442
Ukraine (Republic of) Credit Linked Nts., 9.60%,
7/1/09 4  [UAH]                                                                10,604,800          2,340,182
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%,
5/16/07 [UAH]                                                                  27,980,000          5,529,465


8           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09        $      7,300,000   $    7,278,100
--------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 4 [UAH]                                                     64,285,000       14,886,265
-------------------------------------------------------------------------------------------- -----------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.55%, 1/2/15 8 [BRR]                                                      114,770,000       14,791,553
Brazil (Federal Republic of) Credit Linked Nts., 12.08%,
1/2/15 8 [BRR]                                                               51,226,300        6,602,043
Brazil (Federal Republic of) Credit Linked Nts., 15.33%,
1/2/15 8 [BRR]                                                              138,200,796       17,811,312
Brazil (Federal Republic of) Credit Linked Nts., 2.73%,
11/30/12 8 [ARP]                                                             35,605,000        8,381,709
Brazil (Federal Republic of) Credit Linked Nts., 13.85%,
4/1/10 8 [BRR]                                                              129,150,391       33,332,875
Brazil (Federal Republic of) Credit Linked Nts., 12.68%,
6/1/13 8 [BRR]                                                               75,340,000       11,732,909
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]        132,560,000,000       14,922,493
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 8,12
[COP]                                                                   153,800,000,000       24,423,696
Peru (Republic of) Credit Linked Nts., 8.19%, 9/2/15 8 [PEN]                 40,860,000        4,751,163
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]        297,950,000       10,321,588
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                     3,850,000        3,701,775
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/8/10
(linked to Romanian Treasury Bills) [RON]                                    10,726,400        3,766,054
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10
(linked to Turkish Treasury Bills) [TRY]                                     12,515,000       10,704,240
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                            4,252,888        5,252,317
--------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit linked Nts., 9.655%, 12/20/15                 20,000,000       20,130,000
Romania (The State of) Total Return Linked Nts., 6.50%, 3/8/10
(linked to Romanian Treasury Bills) [RON]                                    30,904,100       10,192,602
Romania (The State of) Total Return Linked Nts., 6.75%, 3/10/08
(linked to Romanian Treasury Bills) [RON]                                    36,650,000       12,176,015
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                     3,105,000        1,047,886
Romania (The State of) Total Return Linked Nts., 7.50%, 3/5/07
(linked to Romanian Treasury Bills) [RON]                                     5,155,000        1,748,131
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                     3,101,000        1,049,955
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                     7,453,000        2,523,481
Romania (The State of) Total Return Linked Nts., 7.90%, 2/11/08
(linked to Romanian Treasury Bills) [RON]                                    24,895,500        8,571,793
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%,
1/2/14 [BRR]                                                                 40,700,000       16,297,058
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15                   980,000        1,007,273
Philippines (Republic of) Credit Linked Nts., 8.652%, 9/20/15 3              30,000,000       32,218,200
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                    11,760,000       11,875,954
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15            4,415,000        4,524,801
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                    8,435,000        8,422,263
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                   3,850,000        4,139,790
--------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                    56,205,300       13,854,471
OAO Gazprom III Credit Nts., 6.81%, 7/5/06                                    3,590,000        3,758,341
                                                                                          --------------
Total Structured Notes (Cost $1,040,119,005)                                               1,069,891,611


9           |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                              STRIKE
                                                     DATE      PRICE            CONTRACTS              VALUE
------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Unsec. Unsub. Bonds, 11%, 8/17/40 PUT 4,10        1/10/06     118.35%     $     9,925,000     $           99
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Unsec. Unsub. Bonds, 11%, 8/17/40 PUT 10          1/18/06     119.20            9,925,000                993
------------------------------------------------------------------------------------------------------------
Japanese Yen Call 4,10                             1/5/06     113.55JPY     4,962,000,000                546
------------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,10                              3/2/06     122.50JPY    17,455,000,000            224,471
-----------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 10                       10/12/06      11.40MXN       176,016,000            210,079
------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 10                        10/12/06    $ 11.40          176,016,000            864,541
                                                                                              --------------
Total Options Purchased (Cost $3,558,394)                                                          1,300,729

                                                                                 NOTIONAL
                                                                                   AMOUNT
------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------
Australian Dollar Call 10                          2/9/06       5.65AUD        81,810,000AUD         107,852
------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 10                        3/15/06       9.13MXN       485,160,000            742,792
                                                                                              --------------
Total Swaptions Purchased (Cost $901,969)                                                            850,644

                                                                              PRINCIPAL
                                                                                 AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.3%
--------------------------------------------------------------------------------------------------------
Undivided interest of 19.76% in joint repurchase agreement
(Principal Amount/Value $1,414,200,000, with a maturity value of
$1,414,844,247) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $279,581,307 on 1/3/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 1/1/35, with a value of $157,513,104 and Federal National Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187  (Cost $279,454,000)                    $    279,454,000      279,454,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $3,724,886,311)                              3,775,575,284
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--7.3%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.3%
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1,
4.49%, 1/25/06 13                                                             3,000,000        3,000,000
--------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 4.47%, 1/25/06 13            2,000,000        2,000,000
--------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4,
4.47%, 1/25/06 13                                                             5,001,862        5,001,862
--------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.56%, 3/15/06 13                                2,000,000        2,000,000
                                                                                          --------------
                                                                                              12,001,862

DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--0.1%
Washington Mutual Bank, 4.36%, 1/20/06 13                                     3,499,911        3,499,911
--------------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--6.3%
Undivided interest of 7.73% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity value of
$3,151,501,500) with Nomura Securities, 4.29%, dated 12/30/05, to be repurchased at $243,602,691 on 1/3/06, collateralized by U.S.
Agency Mortgages, 3.34%--9.50%, 6/1/08--5/1/38, with a value of
$3,213,000,000 13                                                           243,486,629      243,486,629
--------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
CDC Financial Products, Inc., 4.35%, 1/3/06 13                                1,000,000        1,000,000
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 4.32%, 1/3/06 13                              4,000,000        4,000,000
                                                                                          --------------
                                                                                               5,000,000


10          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.5%
Countrywide Financial Corp., 4.59%, 3/21/06 13                            $   1,999,883   $    1,999,883
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 4.41%, 1/3/06 13                                   5,000,000        5,000,000
---------------------------------------------------------------------------------------------------------
Landsbanki Islands, 4.45%, 1/17/06 13                                        10,000,000       10,000,000
                                                                                          ---------------
                                                                                              16,999,883
                                                                                          ---------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $280,988,285)                                                                   280,988,285
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,005,874,596)                                 105.5%   4,056,563,569
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (5.5)    (209,749,694)
                                                                          -------------------------------
NET ASSETS                                                                        100.0%  $3,846,813,875
                                                                          ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
COP         Colombian Peso
DOP         Dominican Republic Peso
EGP         Egyptian Pounds
EUR         Euro
GBP         British Pound Sterling
ILS         Israeli Shekel
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
MYR         Malaysian Ringgit
NZD         New Zealand Dollar
PEN         Peruvian New Sol
PLZ         Polish Zloty
RON         New Romanian Leu
RUR         Russian Ruble
TRY         New Turkish Lira
UAH         Ukraine Hryvnia
ZAR         South African Rand

1. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $9,917,970. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $161,549,603, which represents 4.20% of the Fund's net assets. In addition, the Fund has restricted currency of $1,440,041, which represents 0.04% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $90,814,602 or 2.36% of the Fund's net assets as of December 31, 2005.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call swaptions. See accompanying Notes to Quarterly Statement of Investments.

10. Non-income producing security.

11. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.


11          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

12. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE    PERCENT
--------------------------------------------------------------------------------
United States                                      $     875,599,311       21.6%
Japan                                                    419,350,595       10.3
Brazil                                                   316,009,518        7.8
United Kingdom                                           221,325,751        5.5
Turkey                                                   198,999,460        4.9
Colombia                                                 159,485,416        3.9
Russia                                                   150,050,881        3.7
Germany                                                  147,326,025        3.6
Mexico                                                   146,123,128        3.6
Peru                                                     145,035,238        3.6
France                                                   119,286,586        2.9
Argentina                                                116,912,117        2.9
Ukraine                                                   92,326,155        2.3
Italy                                                     88,964,838        2.2
Australia                                                 82,349,545        2.0
Dominican Republic                                        81,788,360        2.0
Egypt                                                     75,488,522        1.9
New Zealand                                               75,092,816        1.9
South Africa                                              59,394,507        1.5
Austria                                                   59,371,425        1.5
Romania                                                   58,717,419        1.4
Israel                                                    53,356,289        1.3
Malaysia                                                  42,486,669        1.0
Philippines                                               38,931,544        1.0
Portugal                                                  38,074,050        0.9
Venezuela                                                 36,386,646        0.9
Indonesia                                                 33,946,023        0.8
Poland                                                    32,994,442        0.8
Supranational                                             21,618,005        0.5
Panama                                                    19,829,525        0.5
Spain                                                     10,655,332        0.3
Luxembourg                                                 7,497,311        0.2
India                                                      7,278,100        0.2
Uruguay                                                    4,813,838        0.1
Chile                                                      3,890,000        0.1
Swaziland                                                  3,701,775        0.1
Bulgaria                                                   3,557,400        0.1
China                                                      2,297,665        0.1
Algeria                                                    2,279,680        0.1
Nigeria                                                    1,864,399        0.0
El Salvador                                                1,288,688        0.0
Guatemala                                                    818,575        0.0
                                                   -----------------------------
Total                                              $   4,056,563,569      100.0%
                                                   =============================


12          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                          $ 4,007,641,571
Federal tax cost of other investments                       461,456,806
                                                        ----------------
Total federal tax cost                                  $ 4,469,098,377
                                                        ================

Gross unrealized appreciation                           $   174,181,405
Gross unrealized depreciation                               (74,501,552)
                                                        ----------------
Net unrealized appreciation                             $    99,679,853
                                                        ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 27.8% of the Fund's net assets and resulted in unrealized cumulative gains of $29,772,606.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


13          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $29,445,892 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $340,685, representing 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of December 31, 2005, the Fund had outstanding foreign currency contracts as follows:


14          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                            EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF      UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                             DATES            (000S)           DEC. 31, 2005    APPRECIATION     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Argentine Peso (ARP)                     1/5/06-2/2/06           127,510 ARP  $       41,857,519  $           --  $       554,558
Brazilian Real (BRR)                  1/17/06-10/31/06           326,498 BRR         133,614,983       9,221,706        1,230,144
Canadian Dollar (CAD)                          1/23/06            44,090 CAD          37,954,802         292,355               --
Chilean Peso (CLP)                              1/6/06         6,185,000 CLP          12,025,353         316,882               --
Colombian Peso (COP)                            1/5/06        56,924,456 COP          24,894,089              --          140,071
Euro (EUR)                             1/17/06-2/14/06           278,980 EUR         330,849,755          70,452        1,312,854
Indian Rupee (INR)                              1/5/06         1,693,000 INR          37,611,803       1,001,595               --
Indonesian Rupiah (IDR)                         4/3/06       230,470,000 IDR          23,197,727              --           46,852
Japanese Yen (JPY)                              1/6/06        11,818,000 JPY         100,285,019              --        1,530,668
Mexican Nuevo Peso (MXN)               1/17/06-4/25/06           649,730 MXN          60,740,920         943,300               --
New Turkish Lira (TRY)                  1/17/06-2/7/06            63,565 TRY          46,804,309         137,196           14,287
Swedish Krona (SEK)                            2/13/06           594,750 SEK          75,110,584         163,019           17,812
Swiss Franc (CHF)                               2/2/06            49,010 CHF          37,425,611              --           95,424
Thailand Baht (THB)                            1/17/06         1,239,000 THB          30,190,675              --           14,104
                                                                                                  -------------------------------
                                                                                                      12,146,505        4,956,774
                                                                                                  -------------------------------
CONTRACTS TO SELL

Australian Dollar (AUD)                         3/6/06            71,540 AUD          52,342,133         578,558               --
British Pound Sterling (GBP)            1/17/06-3/8/06            72,960 GBP         125,517,085       4,247,963               --
Chinese Renminbi (CNY)                         1/17/06           297,700 CNY          36,986,388              --            3,183
Euro (EUR)                               2/2/06-3/8/06            55,780 EUR          66,216,541       1,194,846          115,867
Japanese Yen (JPY)                      1/10/06-4/5/06        24,369,000 JPY         207,610,095       3,398,941          327,838
New Taiwan Dollar (TWD)                        1/17/06         1,234,700 TWD          37,691,105              --          751,689
New Zealand Dollar (NZD)                       2/21/06           109,880 NZD          74,696,171       1,084,612               --
South African Rand (ZAR)               1/11/06-1/12/06           213,530 ZAR          33,715,554              --        1,791,412
Swedish Krona (SEK)                            1/17/06           297,900 SEK          37,547,209         494,395               --
Swiss Franc (CHF)                              1/17/06            48,450 CHF          36,936,937         590,657               --
                                                                                                  -------------------------------
                                                                                                      11,589,972        2,989,989
                                                                                                  -------------------------------
Total unrealized appreciation and depreciation                                                    $   23,736,477  $     7,946,763
                                                                                                  ===============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or


15          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                      EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS   DECEMBER 31, 2005   (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Amsterdam Exchange Index                 1/20/06          62       $   6,416,020      $    58,886
Euro-Bundesobligation, 10 yr.             3/8/06         900         129,821,114          888,716
Standard & Poor's ASX 200 Index          3/16/06          72           6,237,656          172,667
Standard & Poor's/MIB Index, 10 yr.      3/17/06          31           6,568,512          132,453
U.S. Treasury Nts., 10 yr.               3/22/06       2,790         305,243,438        1,504,759
                                                                                      ------------
                                                                                        2,757,481
                                                                                      ------------
CONTRACTS TO SELL

CAC-40 10 Index                          1/20/06         241          13,462,755          (70,973)
DAX Index                                3/17/06          79          12,715,084         (248,199)
FTSE 100 Index                           3/17/06         265          25,605,010         (398,369)
Nikkei 225 Index                          3/9/06         205          27,898,843         (943,954)
OMXS30 Index                             1/27/06         582           7,047,442         (147,783)
Standard & Poor's 500 Index              3/16/06          20           6,274,000           55,925
                                                                                      ------------
                                                                                       (1,753,353)
                                                                                      ------------
                                                                                      $ 1,004,128
                                                                                      ============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


16          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended December 31, 2005 was as follows:

                                           PUT OPTIONS
                            -----------------------------
                               PRINCIPAL/
                                NUMBER OF      AMOUNT OF
                                CONTRACTS       PREMIUMS
---------------------------------------------------------
Options outstanding as of
September 30, 2005                     --   $         --
Options written               123,350,000        673,585
Options closed or expired    (123,350,000)      (673,585)
                            -----------------------------
Options outstanding as of
December 31, 2005                      --   $         --
                            =============================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                  NOTIONAL   TERMINATION      UNREALIZED
COUNTERPARTY                SWAP DESCRIPTION            AMOUNT         DATES    APPRECIATION
--------------------------------------------------------------------------------------------
Deutsche Bank AG            Six-Month BBA LIBOR   $ 16,760,000       5/13/15   $   1,926,871
--------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):                      Six-Month BBA LIBOR     11,580,000       1/14/15       1,455,088
                            Six-Month BBA LIBOR     11,580,000       1/20/15       1,592,664
                                                                               -------------
                                                                               $   4,974,623
                                                                               =============


17          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Abbreviations are as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

INTEREST RATE SWAP CONTRACTS
The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                           RATE            RATE
                                                        PAID BY     RECEIVED BY                                       UNREALIZED
                       SWAP        NOTIONAL         THE FUND AT     THE FUND AT       FLOATING      TERMINATION     APPRECIATION
               COUNTERPARTY         AMOUNT        DEC. 31, 2005   DEC. 31, 2005     RATE INDEX            DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                                                                  90-Day
                                333,000,000 TWD           2.020%          1.361%  CPTW                   3/4/09   $      (43,305)
                                 16,830,000 PLZ           5.900           5.520   Six-Month WIBO        3/24/10          286,690
                                 26,928,000 PLZ           4.350           5.550   Six-Month WIBO        3/24/10          468,958
                                                                                  90-Day
                                333,000,000 TWD           2.020           1.418   CPTW                  3/23/09          (34,586)

---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,
Inc.                             46,785,000 PLZ           4.910           4.480   Six-Month WIBO         7/1/10         (291,435)

---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston                                                        28-Day
International                   112,580,000 MXN           8.900          10.000   MXN TIIE               7/9/15          695,922

---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                 11,050,000 USD           3.660           5.250   Six-Month LIBOR       6/23/15          879,286
                                500,000,000 INR           4.870           5.010   Six-Month MIFOR       3/22/09          412,522

---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:

                                454,000,000 INR           4.830           5.420   IRS                   1/14/09          344,544


18          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                  90-Day
                                187,000,000 TWD           2.585           1.360   CPTW                  8/19/09         (134,792)

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                                 94,500,000 MXN           9.000          10.290   MXN TIIE              6/14/15          767,408
                                 21,965,083 BRR          18.250          17.720   BZDI                   1/2/07                5
                                120,050,000 MXN           9.155          10.220   MXN TIIE              1/30/15          922,597
                                187,935,994 BRR          19.730          17.180   BZDI                   1/2/08        1,378,112
                                 38,987,000 BRR          19.200          18.160   BZDI                   1/2/08          661,496
                                 55,700,000 MXN           8.615          10.000   MXN TIIE              6/24/15          354,717
                                 93,375,000 MXN           9.110          10.430   MXN TIIE              5/29/15          840,960
                                 93,375,000 MXN           9.053          10.300   MXN TIIE               6/1/15          765,049

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):

                                 48,030,000 MXN           8.650           9.410   MXN TIIE              8/31/20           84,230
                                144,630,000 MXN           8.650           9.740   MXN TIIE               1/5/10          614,321
                                 61,200,000 MXN           8.588          10.850   MXN TIIE               3/5/15          703,686
                                 46,968,000 BRR          18.630          18.000   BZDI                   1/2/07          115,223
                                 17,037,427 BRR          18.250          17.170   BZDI                   1/2/08           78,247
                                 20,823,527 BRR          18.250          17.170   BZDI                   1/2/08           95,635
                                109,710,000 MXN           8.565          10.700   MXN TIIE               5/8/15        1,164,031
                                100,000,000 MXN           8.565          10.750   MXN TIIE               5/8/15        1,091,595
                                144,000,000 MXN           8.650           9.510   MXN TIIE              8/26/25          256,062
                                 96,930,000 MXN           8.625           9.500   MXN TIIE              8/28/25          163,209
                                289,270,000 MXN           8.900           9.840   MXN TIIE             12/31/09        1,322,175

---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                                                                                  Six-Month
                              1,080,000,000 HUF           6.630           7.000   LIBOR flat            7/14/08           13,614
                                                                                  Six-Month
                                 94,000,000 EUR           2.218           4.106   LIBOR                 10/8/14        6,379,855
                                161,780,000 MXN           8.650          10.880   28-Day MXN TIIE      11/16/14        1,841,530
                                                                                  Three-Month
                                 66,000,000 ZAR           7.000           9.680   LIBOR flat            2/20/11        1,050,627
                                                                                  Three-Month
                                 66,000,000 ZAR           7.000           9.680   LIBOR flat            2/18/11        1,006,193
                                114,500,000 MXN           9.140           9.760   MXN TIIE              8/17/15          544,161

---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:


19          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                 55,540,000 PLZ           4.470           4.530   Six-Month WIBO         7/5/10         (273,194)
                                                                                  28-Day
                                111,440,000 MXN           8.900           9.990   MXN TIIE              7/19/15          668,137

---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                                 24,054,685 BRR          18.680          16.880   BZDI                   1/2/08           33,025
                                                                                  Six-Month BBA
                              1,416,000,000 JPY           1.522           0.406   LIBOR                 10/5/13           (7,843)
                                                                                  Six-Month BBA
                              4,798,000,000 JPY           0.376           0.670   LIBOR                 10/5/08            1,505
                                                                                  Three-Month
                                150,000,000 ZAR           7.136           7.810   JIBA                   2/4/10          381,719
                                                                                  Three-Month
                                 50,970,000 ZAR           7.000           8.140   JIBA                  5/18/10          226,948
                                 41,775,000 BRR          19.720          17.590   BZDI                   1/2/07           72,219
                                                                                                                  ---------------
                                                                                                                  $   25,901,058
                                                                                                                  ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR                   Brazilian Real
EUR                   Euro
HUF                   Hungary Forints
INR                   Indian Rupee
JPY                   Japanese Yen
MXN                   Mexican Nuevo Peso
PLZ                   Polish Zloty
TWD                   New Taiwan Dollar
ZAR                   South African Rand

Index abbreviations are as follows:
BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
BZDI                  Brazil Cetip Interbank Deposit Rate
CPTW                  Bloomberg Taiwan Secondary Commercial Papers
IRS                   India Swap Composites
JIBA                  South Africa Johannesburg Interbank Agreed Rate
LIBOR                 London-Interbank Offered Rate
MXN TIIE              Mexican Peso-Interbank Equilibrium Interest Rate
MIFOR                 Mumbai Interbank Forward Offer Rate
WIBO                  Poland Warsaw Interbank Offer Bid Rate

CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                                  NOTIONAL AMOUNT           ANNUAL
                                                                                  RECEIVED BY THE    INTEREST RATE       UNREALIZED
                                                                                  FUND UPON CREDIT     PAID BY THE     APPRECIATION
COUNTERPARTY                       REFERENCED DEBT OBLIGATION                     EVENT                       FUND   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Limited
London, UK                         Republic of Hungary 4.50% Bond                 $      7,535,000            0.40%  $        3,564
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                      Philippine Government Bond                           14,000,000            3.69          245,000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                                   Kingdom of Jordan 6% Step-up Bond                       390,000            2.00           (1,362)
                                   Russian Federation 2.50% Step-up Bond                   550,000            2.40          (58,477)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.                    Brazil 12.25% Global Bond                             5,120,000            6.15         (849,227)
------------------------------------------------------------------------------------------------------------------------------------


20          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.:
                         Republic of Colombia 10.375% Bond                  1,980,000           3.70      (200,936)
                         Turkey Government 11.875% International Bond       7,010,000           3.22      (603,980)
                         Ukrainian Government Bond                          5,630,000           1.65       (31,668)
------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch    Federal Republic of Brazil 12.25% Bond             4,780,000           4.50      (495,886)
                                                                                                      ------------
                                                                                                      $  1,992,972
                                                                                                      ============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                             NOTIONAL         ANNUAL
                                                                       AMOUNT PAID BY  INTEREST RATE
                                                                        THE FUND UPON    RECEIVED BY    UNREALIZED
COUNTERPARTY             REFERENCED DEBT OBLIGATION                      CREDIT EVENT       THE FUND  APPRECIATION
------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch    Federal Republic of Brazil 12.25% Bond        $   15,600,000           3.80% $  1,225,036

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

Written swaption activity for the period ended December 31, 2005 was as follows:

                                                CALL SWAPTIONS
                               -------------------------------
                                    NOTIONAL         AMOUNT OF
                                      AMOUNT          PREMIUMS
--------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005             $  61,360,000    $      251,576
Swaptions written                         --                --
                               -------------------------------
Swaptions outstanding as of
December 31, 2005              $  61,360,000    $      251,576
                               ===============================

As of December 31, 2005, the Fund had entered into the following swaption contracts:

                       NOTIONAL   EXPIRATION      EXERCISE      PREMIUM
SWAPTIONS                AMOUNT         DATE         PRICE     RECEIVED        VALUE
--------------------------------------------------------------------------------
U.S. Dollar Call   $ 61,360,000       2/9/06   $      4.74   $  251,576   $   58,835

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it


21          |          OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning currency is as follows:

                            ACQUISITION                   VALUATION AS OF     UNREALIZED
CURRENCY                          DATES          COST   DECEMBER 31, 2005   DEPRECIATION
----------------------------------------------------------------------------------------
Argentine Peso (ARP)   7/14/05-12/29/05   $ 1,470,823   $       1,440,041   $     30,782

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $337,620,048. Collateral of $341,839,075 was received for the loans, of which $280,988,285 was received in cash and subsequently invested in approved instruments.


22          |          OPPENHEIMER INTERNATIONAL BOND FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006